EARNINGS PER SHARE (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Outstanding options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted earnings (losses) per share	3,821,128	3,339,769